SEGMENT INFORMATION (Details 2) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sales By Geographic Area [Abstract]
Sales	$ 1,348.2	$ 1,267.4	$ 533.6	$ 535.4	$ 518.0	$ 499.8	$ 593.6	$ 570.4	$ 577.4	$ 2,854.4	$ 2,241.2	$ 2,515.0
Long-Lived Assets		3,953.4				931.0				3,953.4	931.0
United States
Sales By Geographic Area [Abstract]
Sales										2,208.5	2,051.4	2,316.2
Long-Lived Assets		3,561.7				889.6				3,561.7	889.6
Foreign
Sales By Geographic Area [Abstract]
Sales										645.9	189.8	$ 198.8
Long-Lived Assets		$ 391.7				$ 41.4				$ 391.7	$ 41.4